CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME [Abstract]
NET REVENUES	$ 50,391	$ 47,103	$ 64,975
COST OF REVENUES	(19,635)	(18,316)	(32,110)
GROSS PROFIT	30,756	28,787	32,865
OPERATING EXPENSES:
Research and development - net	(6,149)	(5,986)	(5,947)
Selling and marketing	(11,425)	(8,034)	(6,725)
General and administrative	(7,008)	(7,475)	(8,434)
TOTAL OPERATING EXPENSES	(24,582)	(21,495)	(21,106)
OPERATING INCOME	6,174	7,292	11,759
FINANCIAL INCOME (EXPENSES) - net	471	499	(531)
INCOME BEFORE TAXES ON INCOME	6,645	7,791	11,228
TAXES ON INCOME	(407)	(406)	(324)
SHARE IN PROFITS OF EQUITY INVESTEES	445	453	491
NET INCOME	6,683	7,838	11,395
OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized loss on marketable securities	(159)	(125)
Currency translation adjustments on equity investees	(98)	(202)	11
Changes in unrealized gains (losses) in respect of derivative instruments designated for cash flow hedge	(150)	328	171
TOTAL COMPREHENSIVE INCOME	$ 6,276	$ 7,839	$ 11,577
EARNINGS PER SHARE:
Basic	$ 0.30	$ 0.36	$ 0.66
Diluted	$ 0.29	$ 0.34	$ 0.53
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER SHARE:
Basic	22,506,955	21,902,057	7,544,387
Diluted	23,282,865	23,210,573	9,286,456